Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank Borrowings
Current	$ 26,905
Non-current		$ 26,861
Weighted average interest rate for outstanding bank borrowings (as a percent)	1.08%	1.89%